FINANCIAL INSTRUMENTS (Details 5) - Interest rate risk [member]	Dec. 31, 2023
CDI [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	11.65%
CDI [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	14.56%
CDI [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	17.48%
TJLP [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.55%
TJLP [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	8.19%
TJLP [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	9.83%
IPCA [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.62%
IPCA [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.78%
IPCA [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.93%
SOFR 6M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.16%
SOFR 6M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.45%
SOFR 6M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	7.74%
SOFR [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.38%
SOFR [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.73%
SOFR [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	8.07%
EURIBOR 3M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	3.91%
EURIBOR 3M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.89%
EURIBOR 3M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.86%
EURIBOR 6M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	3.86%
EURIBOR 6M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.83%
EURIBOR 6M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.79%